Employees' Retirement Benefits (Net Periodic Pension Cost for Defined Benefit Pension Plans, NTT CDBP) (Detail) - NTT Corporate Defined Benefit Pension Plan - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	¥ 4,743	¥ 3,905	¥ 4,067
Interest cost on projected benefit obligation	1,311	1,613	1,690
Expected return on plan assets	(2,141)	(1,892)	(1,719)
Amortization of prior service cost	(524)	(525)	(618)
Amortization of actuarial gains and losses	775	686	1,288
Contribution from employees	(458)	(432)	(406)
Net periodic pension cost	¥ 3,706	¥ 3,355	¥ 4,302